Summary of Significant Accounting Policies - Revenue recognition (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 29, 2020	Jun. 30, 2020	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Disaggregation of Revenue [Line Items]
Annual fee per member | ¥						¥ 100
Membership period	1 month
Deferred revenue-current				$ 11,456,667	$ 16,736,365		$ 15,308,898	$ 10,558,149	$ 5,609,362
Deferred revenue-non-current				312,896	50,877		8,672,836	0	0
Total				11,769,563	16,787,242		23,981,734	10,558,149	$ 5,609,362
Revenue recognized from deferred revenue balance				16,736,365	15,258,021		10,558,149	5,609,362
Aggregate amount of the transaction price allocated for the remaining performance obligations				11,769,563			23,981,734
Revenue				29,168,546	28,601,071		24,668,840	14,910,543
Remaining performance obligations over the next 12 months
Disaggregation of Revenue [Line Items]
Aggregate amount of the transaction price allocated for the remaining performance obligations				11,456,667			15,308,898
Remaining performance obligations for next 12 months to 24 months
Disaggregation of Revenue [Line Items]
Aggregate amount of the transaction price allocated for the remaining performance obligations				$ 312,896			8,672,836
Online VIP membership revenue
Disaggregation of Revenue [Line Items]
Annual fee per member | ¥			¥ 100			100
Membership period		2 years	1 year	1 year
Revenue				$ 23,988,077	22,317,033		19,271,739	14,717,609
Online SVIP membership revenue
Disaggregation of Revenue [Line Items]
Membership period		6 months	3 months	3 months
Quarterly fee per member | ¥			¥ 300			¥ 300
Revenue				$ 4,967,186	$ 6,093,679		5,054,983	0
Technical service revenue
Disaggregation of Revenue [Line Items]
Revenue							$ 342,118	$ 192,934
Minimum
Disaggregation of Revenue [Line Items]
Membership period						1 year	1 year
Minimum | Online VIP membership revenue
Disaggregation of Revenue [Line Items]
Membership period			1 year	1 year		1 year	1 year
Maximum
Disaggregation of Revenue [Line Items]
Membership period						2 years	2 years
Maximum | Online VIP membership revenue
Disaggregation of Revenue [Line Items]
Membership period			2 years	2 years		2 years	2 years